UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4757

Smith Barney Sector Series Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY SECTOR SERIES INC.

SMITH BARNEY FINANCIAL SERVICES FUND

FORM N-Q

JULY 31, 2004

SMITH BARNEY FINANCIAL SERVICES FUND

Schedule of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 99.8%
Banks — 47.1%
85,552	Bank of America Corp.	$7,272,776
101,854	The Bank of New York Co., Inc.	2,926,265
68,749	Comerica Inc.	4,019,754
50,535	Fifth Third Bancorp	2,494,408
103,626	Mellon Financial Corp.	2,847,643
43,897	UnionBanCal Corp.	2,548,221
78,593	Wells Fargo & Co.	4,512,024
37,937	Zions Bancorp.	2,295,189
		28,916,280
Diversified Financials — 21.5%
56,401	Alliance Capital Management Holding L.P.	1,888,870
9,263	The Bear Stearns & Cos. Inc.	772,719
44,613	Fannie Mae	3,165,738
43,691	Freddie Mac	2,809,768
24,876	The Goldman Sachs Group, Inc.	2,193,814
44,808	JP Morgan Chase & Co.	1,672,683
10,062	Lehman Brothers Holdings Inc.	705,346
		13,208,938
Insurance — 28.6%
113,868	Aon Corp.	3,010,670
9,160	The Chubb Corp.	630,025
41,094	Cincinnati Financial Corp.	1,638,829
114,054	First American Corp.	3,063,490
38,433	The Hartford Financial Services Group, Inc.	2,501,988
91,428	MetLife, Inc.	3,261,237
7,094	MGIC Investment Corp.	503,674
83,796	Nationwide Financial Services, Inc., Class A Shares	2,972,244
		17,582,157
Real Estate — 2.6%
12,600	Archstone-Smith Trust	370,818
12,700	Equity Office Properties Trust	329,565
16,400	Health Care Property Investors, Inc.	409,344
9,300	Simon Property Group, Inc.	479,973
		1,589,700
	TOTAL COMMON STOCK (Cost — $58,628,670)	61,297,075

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 0.2%
$ 109,000	State Street Bank & Trust Co. dated 7/30/04, 1.250% due 8/2/04; Proceeds at maturity — $109,011; (Fully collateralized by Federal Home Loan Bank Notes, 2.040% due 2/17/06; Market value — $114,905) (Cost — $109,000)	109,000
	TOTAL INVESTMENTS — 100.0%
	(Cost — $58,737,670*)	$61,406,075
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to the Schedule of Investments (unaudited)

1.	Significant Accounting Policies

The Smith Barney Financial Services Fund (“Fund”), a separate investment fund of the Smith Barney Sector Series Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sale was reported on that date are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; and (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

2.	Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

3.	Concentration of Risk

The Fund normally invests at least 80% of its assets in financial services related investments. As a result of this concentration policy, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Sector Series Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 27, 2004

By	/s/ ANDREW B. SHOUP
Andrew B. Shoup
Chief Administrative Officer

Date	September 27, 2004